Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ from these estimates and assumptions. Furthermore, when testing assets for impairment in future periods, if management uses different assumptions or if different conditions occur, impairment charges may result. Significant estimates required to be made by management include, but are not limited to, determinations of the useful lives and valuation of long-lived assets, valuation of inventories, estimates of allowances for credit losses, contract assets, commission payables, refund liabilities, revenue recognition, and valuation allowance for deferred tax assets.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and cash at banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, prepayments and other current assets, acquisition deposit, accounts payable, deferred revenue, accrued liabilities, due to related parties, short term bank loans and taxes payable, approximates their recorded values due to their short-term maturities. The Company determined that the carrying value of the long-term liabilities approximated their present value as the interest rates applied reflect the current quoted market yield for comparable financial instruments.

Accounts receivable, net

Accounts receivables are recognized and carried at original invoiced amount less an estimated allowance for credit losses. In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Company adopted this guidance effective from October 1, 2022. The Company establishes a provision for credit losses based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive loss. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. For the year ended September 30, 2024 and 2023, $27,761 and $7,263 was written off against accounts receivables, respectively. Allowance for credit losses amounted to $nil and $13,465 as of September 30, 2024 and 2023, respectively.

Inventories

The Company values its inventories at the lower of cost, or net realizable value. The Company reviews its inventories periodically to determine if any markdown is necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.

Prepayment and other assets

Prepayment and other assets primarily consist of prepaid rents, prepaid service fee, advances to vendors for purchasing goods or services that have not been received or provided, loans to third-parties, security deposits made to customers, advances to employees, and prepayment for acquisition. Prepayment and other assets are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Other receivables are written off against the allowances only after exhaustive collection efforts. For the year ended September 30, 2024, 2023 and 2022, $nil, $10,378 and $48,373 was written off against other receivables, respectively. No allowance for credit losses was recorded as of September 30, 2024 and 2023, respectively.

Acquisition deposit

Acquisition deposit represents the prepaid amount provided to the original shareholders of the target company to secure the intended acquisition.

Property, equipment and intangible assets, net

Property, equipment and intangible assets are recorded at cost less accumulated depreciation and amortization. Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Office equipment	3-5 years
Leasehold improvement	3-5 years
Software	3 years

The Company's acquired intangible assets with definite useful lives only consist of internal used software. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its internal use software with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated economic lives, which is determined to be approximately 3 years.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and other comprehensive loss in other income or expenses.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended September 30, 2024, 2023 and 2022.

Long-term investments

Long-term investments are primarily consisted of equity investments in privately held entities accounted for using the measurement alternative and equity investments accounted for using the equity method. On October 1, 2022, the Company adopted ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. According to the guidance, the Company started to record equity investments at fair value, with gains and losses recorded through net earnings. And the Company elected to measure certain equity investments without readily determinable fair value at cost, less impairments, plus or minus observable price changes and assess for impairment quarterly.

Equity investments without readily determinable fair values

After the adoption of this new accounting standard, the Company elected to record equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments accounted for using the equity method

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Revenue recognition

The Company generates revenues primarily from tuitions fees and other fees collected from services provided. Revenue is recognized when the price is fixed or determinable, persuasive evidence of the arrangement exists, the service is performed or the product is delivered and collectability of the resulting receivable is reasonably assured.

The Company has adopted ASC 606, “Revenue from Contracts with Customers” and all subsequent ASUs that modified ASC 606, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company currently generated its revenue from the following main sources:

Tutorial services segment

Tutorial services

The Company offers various off-campus small-group foreign language tutoring programs. Each contract of tutorial service programs represents a series of distinct services, which is delivery of various courses. The services have substantially the same pattern of transfer to the students, as such, they are considered as a single performance obligation, which is satisfied proportionately based on a straight-line basis over the program term as students simultaneously receive and consume the benefits of these services throughout the program term. The Company is the principal in providing tutorial services as it controls such services before the services are transferred to the customer. The program fees are generally collected in advance and are initially recorded as deferred revenue. Generally, the Company approves refunds for any remaining classes to students who decide to withdraw from a course within the predetermined period in the contract. The refund is equal to and limited to the amount related to the undelivered classes. The Company estimates and records refund liability for the portion the Company does not expect to be entitled based on historical refund ratio on a portfolio basis using the expected value method.

Logistic, consulting services and others

The Company provides services to schools, including but not limited to catering and logistic service. Logistic revenue is recognized on a straight-line basis over the period, as customers simultaneously receive and consume the benefits of the services. Catering revenue is recognized at point of sale.

The Company also provides consulting services to related-party kindergartens. According to the contracts signed with each of the three kindergartens, the Company provides a range of educational management and consulting services, including branding, safety management, teacher training, supervision and evaluation on teachers, rating guidance services, to the kindergartens during the contract periods. The intended contractual benefit to the kindergartens of the management and consulting services is to enable the kindergartens’ smooth and effective operations. The promised services in each of the consulting service contracts are combined and accounted as a single performance obligation, as the promised services are considered as a significant integrated service. The consulting services are continuously provided and the kindergartens simultaneously receive and consume the benefits of these services throughout the service period each month. The revenue is recognized over time during the service period.

E-commerce segment

Commission

The Company promotes merchants’ products through various online platforms and earns commission based on a fixed commission rate for sales of the products completed. The Company acts as an agent as it does not take control of the products provided by merchants at any point in time during the transactions. Commission revenue is recognized at a point in time when the Company’s service obligation to the merchants is determined to have been completed under each sales transaction completed. Variable consideration is estimated and included in the transaction price to the extent that it is probable that a significant revenue reversal will not occur. Adjustments to the estimated variable consideration related to prior reporting periods were not material.

Marketing service

The Company provides marketing services to merchants on certain online and offline platform, for which it receives service fees from the merchants. The Company’s marketing service provide more publicity and brand awareness of the merchant’s brand through online platform and offline by delivery specified marketing content. Most of revenue from marketing service is recognized at the point in time when the marketing content deliverables are completed based on customer acceptance, while a small portion is recognized over a specified period of time and the Company has an enforceable right to payment of its fees.

Product sales

The Company sometimes acquires merchandise from suppliers and sells them to third-party online marketplace. The Company determines the third-party online marketplace is its customer. The Company acts as a principal as it obtains control of merchandise, is primarily obligated for merchandise sold to the customers, bears inventory risks and has the latitude in establishing prices of merchandise sold to the third-party marketplace. Revenues from product sales are recorded on a gross basis, net of discounts and return allowances when the product is delivered and title is passed to customers in this type of transaction. Proceeds received in advance to delivery are recorded as current liabilities as customer advances.

Practical expedient

The Company has applied the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Company elects the portfolio approach in applying the new revenue guidance.

Disaggregation of revenue

Revenues from tutorial service, logistic and consulting services as well as a small portion of the marketing service are recognized over time, based on a straight-line basis as the Company’s customers simultaneously receive the Company’s services throughout the service periods. Revenues attributable to commission fees, products sales and educational materials are recognized at point in time when control of the promised goods or service are transferred to the customers. As the Company’s long-lived assets are all located in PRC, no geographical disaggregation is presented.

For the years ended September 30, 2024, 2023 and 2022, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:

	For the years ended September 30,
	2024	2023	2022
Category of Revenue:
Tutorial service and other revenue	$6,296,806	$6,155,593	$10,814,656
E-commerce revenue	3,862,214	-	-
Total	$10,159,020	$6,155,593	$10,814,656
Timing of Revenue Recognition:
Services transferred over time	$9,501,037	$5,802,614	$10,156,547
Goods and services transferred at a point in time	657,983	352,979	658,109
	$10,159,020	$6,155,593	$10,814,656

Contract assets

In accordance with ASC340-40-25-1, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Entities sometimes incur costs to obtain a contract that otherwise would not have been incurred. Entities also may incur costs to fulfill a contract before a good or service is provided to a customer. The revenue standard provides guidance on costs to obtain and fulfill a contract that should be recognized as assets. Costs that are recognized as assets are amortized over the period that the related goods or services transfer to the customer, and are periodically reviewed for impairment. Only incremental costs should be recognized as assets. Incremental costs of obtaining a contract are those costs that the entity would not have incurred if the contract had not been obtained.

As of September 30, 2024 and 2023, in order to develop non-English foreign language tutorial service for middle school students, the Company incurred total of approximately $3.0 million and $2.4 million commission type fee and administration costs paid upfront to agents to facilitate the related contracts with students for the tutorial service period, generally from 1 to 31 (FY2023: 4 to 30) months tutorial service periods, respectively. The Company will not incur such costs if the Company does not enter into the tutorial service contracts with the students, as a result, the cost of approximately $3.0 million (FY2023: $2.4 million) is considered as the incremental costs of obtaining contracts and was capitalized and amortize over tutorial service period. For the years ended September 30, 2024, 2023 and 2022, the Company amortized related amount of $317,402, $639,680 and $1,141,544 into selling expense, respectively. As of September 30, 2024 and 2023, the contract assets amounted to $563,583 and $423,532, respectively.

Contract liability

Contract liabilities are presented as deferred revenue in the consolidated balance sheets, which mainly represents payment received from customers in advance of completion of performance obligations under a contract. The balance of deferred revenue is recognized as revenue upon the completion of performance obligations. As of September 30, 2024 and 2023, the balance of deferred revenue amounted to $4,123,849 and $3,988,699, respectively. Substantially all of which will be recognized as revenue during the Company’s following fiscal year. Revenue recognized for the years ended September 30, 2024 and 2023 that was included in deferred revenue balance at the beginning of the period was $3,186,943 and $2,735,756, respectively.

Refund liability

Refund liability mainly relates to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the courses. Refund liability estimates are based on historical refund ratio on a portfolio basis using the expected value method. As of September 30, 2024 and 2023, refund liability amounted to $323,671 and $333,030, respectively.

Cost of revenues

Cost of revenues mainly consists of renumeration to instructors and tutors, rental expenses for office space and learning centers, teaching materials used in the provision of educational services and cost of materials and goods purchased.

Government subsidies

Government subsidies are recognized when there is reasonable assurance that the Company will comply with the conditions attach thereto and the grant will be received. Government grant for the purpose of giving immediate financial support to the Company with no future related costs or obligation is recognized in the Company’s consolidated statements of comprehensive income when the grant becomes receivable. For the years ended September 30, 2024, 2023 and 2022, government subsidies income amounted to $2,097, $853,444 and $nil, respectively, and was included in other income of the consolidated statements of operations and comprehensive loss.

Advertising expenditures

Advertising expenditures are expensed as incurred for the periods presented. Advertising expenditures have been included as part of selling and marketing expenses. For the years ended September 30, 2024, 2023 and 2022, the advertising expenses amounted to $287,221, $211,769 and $276,767, respectively.

Operating leases

The Company adopted Topic 842 on October 1, 2022 using the modified retrospective transition approach. The Company has operating lease contracts for office space. The Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company estimates its incremental borrowing rate based on an analysis of weighted average interest rate of its own bank loans. The Company measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing lease expense when the lessor makes the underlying asset available to the Company.

For leases with lease term less than one year (short-term leases), the Company records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Value added tax (“VAT”)

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. As of September 30, 2024 and 2023, there are $2,756,930 and $2,639,258 respectively of unrecognized tax benefits included in income tax payable that if recognized would impact the effective tax rate. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred for the years ended September 30, 2024, 2023 and 2022. All of the tax returns of the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Employee benefits

Full-time employees of the Company in the PRC participate in a government-mandated employer contribution social insurance plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to eligible full-time employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on government prescribed percentage of the employee’s salaries. The contributions to the plan are expensed as incurred. Obligations for contributions to employer contribution social insurance plans are recognized as employee benefit expenses in the period during which services are rendered by employees.

Loss per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annually period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Share-based compensation

The Company follows the provisions of ASC 718, “Compensation - Stock Compensation,” which establishes the accounting for employee and non-employee share-based awards. For employee share-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight-line basis over the requisite service period for the entire award.

Reclassification

During the year, the Company separated acquisition deposit from prepayments and other current assets and comparative amounts in the consolidated balance sheets and consolidated statement of cash flows were restated for consistency.

Foreign currency translation

The functional currencies of the Company are the local currency of the county in which the subsidiaries operate. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect on that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive income included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of operations and comprehensive loss.

Since the Company operates primarily in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency of U.S. Dollars (“$”). The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into $ at the rates used in the translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2024	September 30, 2023	September 30, 2022
Balance sheet items, except for equity accounts	$1=RMB 7.0176	$1=RMB7.2960	$1=RMB 7.1135
Items in the statements of operations and cash flows	$1=RMB 7.2043	$1=RMB7.0533	$1=RMB 6.5332

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of foreign currency translation adjustment resulting from the Company not using $ as its functional currency.

Concentrations of risks

(a) Concentration of customers and suppliers

For the year ended September 30, 2024, one customer accounted for approximately 22% of total revenues. For the years ended September 30, 2023 and 2022, no customer accounted for more than 10% of total revenues. As of September 30, 2024, two customers accounted for approximately 36% and 56% of total accounts receivable. As of September 30, 2023, two customers accounted for approximately 52% and 38% of total accounts receivable.

For the year ended September 30, 2024, two suppliers accounted for approximately 18% and 18% of total cost of revenues. For the years ended September 30, 2023 and 2022, no supplier accounted for more than 10% of total cost of revenues. As of September 30, 2024, four suppliers accounted for approximately 26%, 14%, 11% and 10% of total accounts payables. As of September 30, 2023, three suppliers accounted for approximately 36%, 19% and 13% of total accounts payables.

(b) Concentration of credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of September 30, 2024 and 2023, the aggregate amount of cash of $804,010 and $3,431,979, respectively, was held at major financial institutions in mainland PRC, where there is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As of September 30, 2024 and 2023, cash of $34,059 and $3,112,082, respectively, was held at major financial institutions in Hong Kong, PRC. The bank deposits with financial institutions in the Hong Kong Special Administrative Region are insured by the government authority up to HKD500,000. To limit the exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy to provide for allowance for doubtful accounts based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

(c) Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB. To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Risks and uncertainties

The Company has substantial operations in China through its PRC subsidiaries. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. The Company believes that it is in compliance with existing laws and regulations including its organization, this may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to regional wars, geopolitical tensions, natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could potentially and significantly disrupt the Company’s operations.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections—Overall, 260-10 Earnings Per Share—Overall, 270-10 Interim Reporting—Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities—Oil and Gas—Notes to Financial Statements, 946-20 Financial Services—Investment Companies—Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all entities, the amendments will be effective two years later from the date of the SEC’s removal. On November 27, 2023, the FASB issued ASU 2023-07. The amendments improve reportable segment disclosure requirements. Main provisions include: (1) significant segment expenses—public entities are required to disclose significant segment expenses by reportable segment by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss; (2) other segment items—public entities are required to disclose other segment items by reportable segment. Such a disclosure would constitute the difference between deferred revenues less the significant expenses (disclosed) less reported segment profit or loss; (3) multiple measures of a segment’s profit or loss—public entities may disclose more than one measure of segment profit or loss used by the CODM, provided that at least one of the reported measures includes the segment profit or loss measure that is most consistent with GAAP measurement principles; (4) CODM-related disclosures—disclosure of the CODM’s title and position is required on an annual basis, as well as an explanation of how the CODM uses the reported measure(s); (5) entities with a single reportable segment—public entities must apply all of the ASU’s disclosure requirements, as well as all existing segment disclosure and reconciliation requirements in ASC 280; (6) recasting of prior-period segment information—recasting is required if segment information regularly provided to the CODM is changed in a manner that causes the identification of significant segment expenses to change. The amendments in ASU 2023-07 are effective for all public entities for fiscal years beginning after December 15, 2023. Early adoption is permitted. A public entity should apply the amendments in this update retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of the amendments on its consolidated financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is also permitted. This ASU will result in additional required disclosures when adopted, where applicable.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods.  Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.  The Company is currently evaluating the potential impact of adopting this guidance on Financial Statements.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”).  ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas.  ASU 2024-02 is effective for fiscal years beginning after December 15, 2024.  Early adoption is permitted.   The Company is currently evaluating the potential impact of adopting this guidance on Financial Statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.